6. PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	June 30,	June 30,
	2014	2013
Office equipment	$1,180,210	$1,180,210
Laboratory equipment	317,608	311,369
Leasehold improvements	751,226	751,226
	2,249,044	2,242,805
Less: Accumulated depreciation and amortization	(2,088,296)	(1,976,390)
	$160,748	$266,415

The aggregate cost of assets acquired under capital leases was $66,115 as of June 30, 2014 and June 30, 2013, respectively. Accumulated amortization associated with assets acquired under capital leases was $40,771 as of June 30, 2014 and $27,548 as of June 30, 2013.